S O N F I E L D  &  S O N F I E L D
A Professional Corporation

LEON SONFIELD (1865-1934) GEORGE M. SONFIELD (1899-1967) ROBERT L. SONFIELD (1893-1972) ____________________ FRANKLIN D. ROOSEVELT, JR. (1914-1988)	ATTORNEYS AT LAW 770 SOUTH POST OAK LANE HOUSTON, TEXAS 77056-6666 WWW.SONFIELD.COM Telecopier (713) 877-1547 ____ Telephone (713) 877-8333	ROBERT L. SONFIELD, JR. Managing Director robert@sonfield.com Erin Wilson Legal Assistant erin@sonfield.com

October 2, 2008

Mr. Donald F. Delaney
Securities and Exchange Commission
Division of Corporation Finance
100 F. Street N.E.
Washington DC 20549-3720

RE:	Deep Down, Inc. Registration Statement on Form S-1 Filed July 21, 2008 File No. 000-30351

Dear Mr. Delaney:

Please find enclosed a clean copy and marked copy of our amended registration statement on form S-1 filed October 2, 2008.  We are amending our Form S-1 to conform to the revisions filed with EDGAR on September 30, 2008 in our Form 10KSB/A Amendment No. 4 in response to the Staff’s comment letter.

Very Truly Yours,

/s/ Robert L. Sonfield, Jr.
Robert L. Sonfield, Jr.
Managing Director